Financial Risk Management Objective and Policies (Details) - Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts	$ 7,395	$ 3,756
Lease liabilities	163,502	357,044
Trade and other payables	26,204,360	26,522,239
Amount due to related parties	1,097,997	2,436,308
Total	27,473,254	29,319,347
On demand [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts	7,395	3,756
Lease liabilities
Trade and other payables
Amount due to related parties
Total	7,395	3,756
Less than 3 months [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts
Lease liabilities
Trade and other payables	10,194,121	12,311,919
Amount due to related parties
Total	10,194,121	12,311,919
3 months to 1 year [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts
Lease liabilities	105,065	188,245
Trade and other payables	16,010,239	14,210,320
Amount due to related parties	1,097,997	2,436,308
Total	17,213,301	16,834,873
1 to 5 years [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts
Lease liabilities	58,437	168,799
Trade and other payables
Amount due to related parties
Total	$ 58,437	$ 168,799